UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23158
Investment Company Act file number:

Mandatory Exchangeable Trust
 (Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Name and address of agent for service)

Registrant's telephone number, including area code: (302) 738-6680

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

The Fund has not voted any proxies during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mandatory Exchangeable Trust

By (Signature and Title) /s/ Donald J. Puglisi
Donald J. Puglisi
Managing Trustee

Date July 31, 2017